Summary of Significant Accounting Policies - Cash and Cash Equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 6,100	$ 5,400
Cash and cash equivalents	490,762	71,183
Restricted cash, current	309	375
Restricted cash, non-current	5,743	4,982
Total cash, cash equivalents and restricted cash	496,814	76,540	$ 27,739	$ 79,908
Collateralized Money Market Accounts
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	4,200	4,300
Performance Guarantees
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	1,600	900
Deposits of Foreign Operations
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 300	$ 200